Cover	Dec. 19, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K (the “Initial Form 8-K”) filed by Strawberry Fields REIT, Inc. (the “Company”) with the Securities and Exchange Commission on December 20, 2024. As previously reported in the Initial Form 8-K, on December 19, 2024, the Company completed its acquisition of 8 healthcare facilities located in Missouri. In the Initial Form 8-K, the Company stated its intention to file the financial statements and pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K not later than seventy-one (71) calendar days after the date that the Initial Form 8-K was required to be filed with the Securities and Exchange Commission. Pursuant to the instructions to Item 9.01 of Form 8-K, the Company hereby files this Amendment to amend the Initial Form 8-K in order to include the required financial statements and pro forma financial information that were previously omitted.
Document Period End Date	Dec. 19, 2024
Entity File Number	001-41628
Entity Registrant Name	Strawberry Fields REIT, Inc.
Entity Central Index Key	0001782430
Entity Tax Identification Number	84-2336054
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6101 Nimtz Parkway
Entity Address, City or Town	South Bend
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46628
City Area Code	(574)
Local Phone Number	807-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	STRW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false